Leases	12 Months Ended
Dec. 31, 2019
Operating Leases [Abstract]
Leases	LEASES
Leases under IFRS 16 (from January 1, 2019)

A significant proportion of the Company’s lease arrangements, by value, relate to equipment and vehicles used at the Company's mine sites. Other leases include offices and various IT equipment. The majority of lease terms are negotiated through the Company’s procurement function, although agreements contain a wide range of different terms and conditions. Information about leases for which the Company is a lessee is presented below.

(a) Right-of-use assets

	Buildings	Vehicles	Machinery and Equipment	Total
Balance at January 1, 2019	$5.3	$17.0	$19.2	$41.5
Additions	2.9	8.0	15.3	26.2
Depreciation charge for the year	(1.1)	(7.0)	(9.1)	(17.2)
Net right-of-use assets reclassified to assets held for sale	—	(4.5)	(2.7)	(7.2)
Balance at December 31, 2019	$7.1	$13.5	$22.7	$43.3

(b) Lease liabilities

2019
Maturity analysis - contractual undiscounted cash flows
Less than one year	$19.6
Two to three years	20.0
Four to five years	9.6
More than five years	1.6
Total undiscounted lease liabilities at December 31	$50.8
Lease liabilities included in the balance sheet at December 31 (Note 26)	$43.5
Current	$15.5
Non-current	$28.0

(c) Amounts recognized in net earnings

2019
Depreciation expense on right-of-use assets	$17.2
Interest expense on lease liabilities (Note 12)	$4.4
Variable lease payments not included in the measurement of lease liabilities (i)	$73.8
Expenses relating to short-term leases	$32.9
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$1.9
(i) Certain of the equipment leases in which the Company is the lessee contain variable lease payment terms that are linked to the usage of the equipment (i.e. tonnes mined), either for the contract as a whole or only when a fixed minimum is exceeded. Variable payment terms are used to link rental payments to usage and reduce fixed costs. The Company expects the level of variable lease payments to remain broadly consistent in future years.
(d) Amounts recognized in the consolidated statement of cash flows

2019
Total cash outflow for leases	$129.9

Operating leases under IAS 17 (prior to January 1, 2019)

The Company leases office premises under non-cancellable operating leases. The total of future minimum lease payments under non-cancellable operating leases are as follows:

As at December 31,	2018
Within 1 year	$2.2
Between 1 and 5 years	8.7
After 5 years	3.9
$14.8
The total operating lease payments that were expensed during 2018 amounted to $2.3 million.